RELATED PARTY TRANSACTIONS AND BALANCE	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18.	RELATED PARTY TRANSACTIONS AND BALANCE

For the years ended December 31, 2016 and 2015, the Company had inventory purchased of $0 and $1,728,676 from HuNan Zhong Yi High-tech Development Co., Ltd. (“Zhong Yi”) which is partially owned by the CEO of the Company. As of December 31, 2016 and 2015, $0 and $875,044 was advanced to Zhong Yi for raw materials purchases, respectively.

On March 27, 2015, the Company entered into a new loan agreement with Mr. Ping Chen, who is the CEO and a major shareholder of the Company, in the amount of $660,679 (RMB4,120,000) with floating interest rate which was 6.96% in 2016. The loan was due on March 27, 2016 and had been repaid on October 24, 2016 with an interest payment of approximately $29,200 or RMB 194,066.

On December 2, 2015, the Company entered into a new loan agreement with Mr. Ping Chen in the amount of $3,207,180 (RMB20,000,000) with no floating interest rate and maturity date. On December 18, 2015, the Company repaid half of the loan in the amount of $1,603,590 (RMB10,000,000). The remaining had been repaid on October 21, 2016.

During the year ended December 31, 2016, the Company obtained loans from its related party, Mr. Ping Chen, in an aggregate amount of $718,638(RMB4,775,000), with no interest charge, which had been fully repaid on October 24, 2016.

On December 20, 2016, the Company entered a $2 million loan agreement with Digital Grid (Hong Kong) Technology Co., Limited, one of HLI’s subsidiaries, with a fixed interest rate 3.5%. On December 30, 2016, the Company received the repayment and related interest in total of $2,002,110 from Digital Grid (Hong Kong) Technology Co., Limited.

On April 28, 2016, the Company entered into a definitive securities purchase agreement (“SPA”) with HLI, pursuant to which HLI has agreed to purchase 11,111,111 restricted common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to the Company’s closing price of $1.33 on April 27, 2016. As of December 31, 2016, the Company reported a subscription receivable of $1,492,538 from HLI which had been collected on April 13, 2017. In addition, during the years ended December 31, 2016 and 2015, the Company made inventory purchases of $497 and $0 with HLI, respectively. As of December 31, 2016, the Company reported an outstanding payable of $475 to HLI.

On January 14, 2016, the Company completed an acquisition of 0.8% equity interest of BDL from BTL, who terminated the VIE relationship with the Company and deconsolidated from the Company’s financial statements on July 31, 2016, for a purchase price of $146,032 or RMB 920,000. As of December 31, 2016, the Company reported an outstanding payable of $146,032 to BTL.

Before the Company terminated the VIE agreement with BTL on July, 31, 2016, the Company had various transactions with BTL. During the year ended December 31, 2016, the Company had the following transactions with BTL:

1.
The Company repaid loans of $69,253 or RMB 460,151 in total to BTL, including various expenses paid by BTL on behalf of the Company and loans from BTL from prior years. Those loans were no interest free loans. As of December 31, 2016, no outstanding balance was reported in the Company’s consolidated financial statements.

2.
The Company reported a technical support expense of $9,027 or RMB 59,981 to BTL for its product maintenance. As of December 31, 2016, no outstanding balance was reported in the Company’s consolidated financial statements.

3.
The Company leased an office space from BTL with an annual rental of $36,120 or RMB 240,000. The leasing agreement had been terminated in 2016. As of December 31, 2016, no outstanding balance was reported in the Company’s consolidated financial statements.

During the year ended December 31, 2015, the Company had the following transactions with BTL:

1.
The Company received loans of $184,460 or RMB 1,150,000 from BTL and repaid approximately $230,976 or RMB 1,440,000 to BTL, including various expenses paid by BTL on behalf of the Company. Those loans were no interest free loans. As of December 31, 2015, the outstanding balance of $38,792 or RMB 251,731 was reported in the Company’s consolidated financial statements.

2.
The Company leased an office space from BTL with an annual rental of $38,496 or RMB 240,000. The leasing agreement had been terminated in 2016. As of December 31, 2015, no outstanding balance was reported in the Company’s consolidated financial statements.